Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restricted cash		$ 2,279,000		$ 2,279,000	$ 2,279,000
Deferred offering costs				0	0
Gross proceeds from the sale of preferred shares		$ 29,990,000	$ 29,850,000	$ 80,844,000	$ 11,000,000
Share-based Payment Arrangement, Tranche Two [Member] | Series B Preferred Stock [Member]
Sale of Stock, Price Per Share	$ 1.32
Gross proceeds from the sale of preferred shares	$ 28,400,000